Payden Global Low Duration Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Australia (EUR) (1%)
500,000	Telstra Corp. Ltd., 3.50%, 9/21/22 EUR (a)(b)	$633

Australia (USD) (1%)
80,000	APT Pipelines Ltd. 144A, 3.88%, 10/11/22 (c)	84
220,000	Commonwealth Bank of Australia 144A, 3.45%, 3/16/23 (c)	238
515,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.39%, 11/28/23 (c)(d)	516

		838

Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	185

Brazil (USD) (0%)
200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (c)	201
260,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (c)	260

		461

Canada (USD) (4%)
525,000	Bank of Nova Scotia, 0.80%, 6/15/23	528
195,000	Bank of Nova Scotia, 2.38%, 1/18/23	204
405,000	Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	409
254,926	Canadian Pacer Auto Receivables Trust 2019-1 144A, 2.78%, 3/21/22 (c)	256
720,000	Canadian Pacer Auto Receivables Trust 2019-1 144A, 2.80%, 10/19/23 (c)	741
250,000	National Bank of Canada, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.770%), 0.90%, 8/15/23 (d)	252
505,000	National Bank of Canada, 2.10%, 2/01/23	525
250,000	National Bank of Canada 144A, 2.15%, 10/07/22 (c)	259
750,000	Ontario Teachers’ Finance Trust 144A, 2.75%, 4/16/21 (c)(e)	763

		3,937

Cayman Islands (USD) (11%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (c)	212
400,000	Alibaba Group Holding Ltd., 3.13%, 11/28/21	412
400,000	ALM XVI Ltd./ALM XVI LLC 144A, (3 mo. LIBOR USD + 1.500%), 1.78%, 7/15/27 (c)(d)	391
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%), 1.72%, 7/18/27 (c)(d)	409
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.72%, 7/18/27 (c)(d)	315
810,000	Ballyrock CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.99%, 7/20/30 (c)(d)	811
468,386	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 1.07%, 1/20/28 (c)(d)	464
210,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.34%, 2/16/37 (c)(d)	204
670,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.990%), 1.27%, 4/15/29 (c)(d)	660
470,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.47%, 9/15/35 (c)(d)	454
360,000	CIFC Funding 2015-II Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 1.29%, 4/15/30 (c)(d)	355

Principal or Shares	Security Description	Value (000)

840,000	CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.94%, 7/15/32 (c)(d)	$838
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 9/15/28 (c)(d)	467
430,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.28%, 6/15/36 (c)(d)	426
380,000	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.31%, 10/20/27 (c)(d)	377
1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.08%, 1/15/28 (c)(d)	1,033
100,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 3.02%, 7/15/35 (c)(d)	101
240,765	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.13%, 7/15/27 (c)(d)	238
688,916	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.18%, 2/20/28 (c)(d)	683
115,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (c)	111
330,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.23%, 4/14/37 (c)(d)	320
210,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.63%, 4/14/37 (c)(d)	200
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.25%, 7/15/38 (c)(d)	363
470,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.63%, 10/15/34 (c)(d)	455
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 1.17%, 4/15/29 (c)(d)	804

		11,103

Chile (CLP) (0%)
180,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP (b)	276

Chile (USD) (0%)
275,000	Banco del Estado de Chile 144A, 2.67%, 1/08/21 (c)	277
245,000	Banco Santander Chile 144A, 2.50%, 12/15/20 (c)	247

		524

Finland (USD) (1%)
940,000	Finnvera Oyj 144A, 1.88%, 10/05/20 (c)	943
200,000	Nordea Bank Abp 144A, 1.00%, 6/09/23 (c)	203

		1,146

France (EUR) (2%)
500,000	Engie SA, 0.38%, 2/28/23 EUR (a)(b)	596
500,000	Orange SA, 2.50%, 3/01/23 EUR (a)(b)	628
500,000	Worldline SA, 0.25%, 9/18/24 EUR (a)(b)	587

		1,811

France (USD) (1%)
450,000	BNP Paribas SA 144A, 2.95%, 5/23/22 (c)	467
450,000	Credit Agricole SA 144A, 3.38%, 1/10/22 (c)	467
250,000	Dexia Credit Local SA 144A, 0.75%, 5/07/23 (c)	253

		1,187

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Georgia (USD) (0%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (c)	$410

Germany (EUR) (1%)
500,000	E.ON SE, 0.39%, 10/24/22 EUR (a)(b)(f)	590

Guernsey (USD) (1%)
550,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	585

India (USD) (1%)
345,000	ICICI Bank Ltd. 144A, 5.75%, 11/16/20 (c)	349
500,000	REC Ltd. 144A, 5.25%, 11/13/23 (c)	536
200,000	Shriram Transport Finance Co. Ltd. 144A, 5.10%, 7/16/23 (c)	188

		1,073

Indonesia (USD) (1%)
395,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (c)	418
280,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.75%, 3/01/23 (c)	296

		714

Ireland (USD) (1%)
340,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	347
355,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (c)	359

		706

Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (c)	437
350,000	UniCredit SpA 144A, 6.57%, 1/14/22 (c)	372

		809

Japan (USD) (3%)
545,000	Mitsubishi UFJ Financial Group Inc., 1.41%, 7/17/25	556
460,000	Mitsubishi UFJ Financial Group Inc., 3.22%, 3/07/22	479
330,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.840%), 2.72%, 7/16/23 (d)	343
400,000	Mizuho Financial Group Inc., 2.95%, 2/28/22	415
250,000	Sumitomo Mitsui Financial Group Inc., 1.47%, 7/08/25	257
450,000	Sumitomo Mitsui Financial Group Inc., 3.10%, 1/17/23	479

		2,529

Liberia (USD) (0%)
135,000	Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	134

Luxembourg (EUR) (1%)
440,000	John Deere Cash Management SA, 1.38%, 4/02/24 EUR (a)(b)	547

Netherlands (USD) (1%)
345,000	BMW Finance NV 144A, 2.25%, 8/12/22 (c)	356
460,000	Enel Finance International NV 144A, 2.88%, 5/25/22 (c)	475
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	557

		1,388

Principal or Shares	Security Description	Value (000)
New Zealand (USD) (1%)
350,000	ANZ New Zealand Int’l Ltd. 144A, 1.90%, 2/13/23 (c)	$361
500,000	BNZ International Funding Ltd. 144A, 2.65%, 11/03/22 (c)	523

		884

Nigeria (USD) (0%)
250,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (c)	254

Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (c)	229

Peru (USD) (1%)
320,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (c)	331
320,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (c)	335

		666

Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (c)	217

Switzerland (USD) (1%)
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.830%), 1.01%, 7/30/24 (c)(d)	201
500,000	UBS Group AG 144A, 3.49%, 5/23/23 (c)	524

		725

United Kingdom (EUR) (1%)
500,000	Vodafone Group PLC, 1.75%, 8/25/23 EUR (a)(b)	621

United Kingdom (USD) (4%)
399,000	Anglo American Capital PLC 144A, 4.13%, 4/15/21 (c)	406
420,000	British Telecommunications PLC, 4.50%, 12/04/23	470
246,400	Lanark Master Issuer PLC, (3 mo. LIBOR USD + 0.420%), 0.78%, 12/22/69 (d)	247
460,000	Lloyds Banking Group PLC, 3.00%, 1/11/22	476
660,000	Natwest Group PLC, (3 mo. LIBOR USD + 1.470%), 1.86%, 5/15/23 (d)	663
285,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (c)	301
420,000	Reckitt Benckiser Treasury Services PLC 144A, 2.38%, 6/24/22 (c)	434
460,000	Santander UK Group Holdings PLC, 3.13%, 1/08/21	466
295,000	Santander UK PLC, 2.10%, 1/13/23	306

		3,769

United States (USD) (59%)
180,000	AIG Global Funding 144A, 0.80%, 7/07/23 (c)	181
70,000	Air Lease Corp., 2.25%, 1/15/23	69
75,000	Air Lease Corp., 2.75%, 1/15/23	75
120,000	Ally Financial Inc., 3.88%, 5/21/24	128
140,000	Ally Financial Inc., 4.13%, 2/13/22	145
165,000	Ameren Corp., 2.50%, 9/15/24	177
510,000	American Honda Finance Corp., 0.88%, 7/07/23	515
360,000	AmeriCredit Automobile Receivables Trust 2020-1, 1.11%, 8/19/24	364
230,000	AmeriCredit Automobile Receivables Trust 2020-2, 0.66%, 12/18/24	231

2

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

120,000	Anthem Inc., 2.38%, 1/15/25	$128
225,000	Aon Corp., 2.20%, 11/15/22	234
299,522	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR USD + 1.400%), 1.58%, 11/14/35 (c)(d)	283
375,000	Ares Capital Corp., 3.63%, 1/19/22	385
245,000	Assurant Inc., (3 mo. LIBOR USD + 1.250%), 1.53%, 3/26/21 (d)	245
245,000	Athene Global Funding 144A, 2.80%, 5/26/23 (c)	255
425,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.460%), 1.49%, 5/19/24 (d)	436
240,000	Bank of The West Auto Trust 2019-1 144A, 2.43%, 4/15/24 (c)	246
190,000	Bank of The West Auto Trust 2019-1 144A, 2.51%, 10/15/24 (c)	197
15,644,357	Benchmark 2018-B6 Mortgage Trust, 0.44%, 10/10/51 (g)	383
190,000	BMW Vehicle Owner Trust 2020-A, 0.48%, 10/25/24	191
170,874	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 0.920%), 1.09%, 10/15/36 (c)(d)	171
170,874	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.080%), 1.25%, 10/15/36 (c)(d)	170
99,909	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 1.77%, 12/15/36 (c)(d)	98
2,884,723	Cantor Commercial Real Estate Lending 2019-CF1, 1.14%, 5/15/52 (g)	218
520,000	CarMax Auto Owner Trust 2020-3, 0.62%, 3/17/25	522
97,897	CARS-DB4 LP 144A, 2.69%, 2/15/50 (c)	100
65,000	Centene Corp., 4.75%, 5/15/22	66
105,000	Centene Corp., 4.75%, 1/15/25	109
149,356	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 6/15/34 (c)(d)	134
348,496	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 2.52%, 6/15/34 (c)(d)	298
265,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	302
185,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%), 0.95%, 9/17/21 (d)	185
250,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (d)	238
210,000	CIT Group Inc., 5.00%, 8/15/22	217
420,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.667%), 1.68%, 5/15/24 (d)	432
190,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	192
340,000	COMM 2019-WCM Mortgage Trust 144A, (1 mo. LIBOR USD + 0.900%), 1.07%, 10/15/36 (c)(d)	336

Principal or Shares	Security Description	Value (000)

521,696	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 11/25/39 (c)(d)	$473
250,000	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 2.100%), 2.27%, 10/25/39 (c)(d)	246
90,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 1/25/40 (c)(d)	87
100,000	Connecticut Avenue Securities Trust 2020-SBT1 144A, (1 mo. LIBOR USD + 3.650%), 3.82%, 2/25/40 (c)(d)	95
150,000	Daimler Finance North America LLC 144A, 3.35%, 2/22/23 (c)	159
186,000	Dell International LLC/EMC Corp. 144A, 4.42%, 6/15/21 (c)	191
46,000	Dell International LLC/EMC Corp. 144A, 5.88%, 6/15/21 (c)	46
375,000	Delta Air Lines Inc., 2.60%, 12/04/20	374
240,000	Drive Auto Receivables Trust 2019-4, 2.51%, 11/17/25	245
230,000	Drive Auto Receivables Trust 2020-1, 2.36%, 3/16/26	235
130,000	Drive Auto Receivables Trust 2020-2, 1.42%, 3/17/25	132
200,000	DuPont de Nemours Inc., 2.17%, 5/01/23	204
75,000	Elanco Animal Health Inc., 4.66%, 8/27/21	78
253,827	Enterprise Fleet Financing 2019-2 LLC 144A, 2.29%, 2/20/25 (c)	258
290,000	Evergy Inc., 2.45%, 9/15/24	310
194,992	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.37%, 8/25/30 (d)	188
705,120	FN, 2.50%, 7/01/31	741
911,673	FN, 3.00%, 2/01/33	956
280,000	Ford Credit Auto Lease Trust 2020-A, 2.05%, 6/15/23	281
610,000	Ford Credit Auto Owner Trust 2020-B, 0.56%, 10/15/24	612
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	214
1,056,576	FR, 2.50%, 8/01/31	1,111
202,129	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 9/25/49 (c)(d)	195
140,000	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 1.700%), 1.87%, 1/25/50 (c)(d)	135
100,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 2/25/50 (c)(d)	96
260,000	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.07%, 1/25/50 (c)(d)	248
477,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 1.100%), 1.27%, 3/25/50 (c)(d)	478
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (d)	232

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

248,052	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.42%, 10/25/29 (d)	$232
300,000	FS KKR Capital Corp., 4.75%, 5/15/22	302
245,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (c)	223
385,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.82%, 1/14/22 (d)	386
230,000	GM Financial Automobile Leasing Trust 2020-2, 0.80%, 7/20/23	232
110,000	GM Financial Consumer Automobile Receivables Trust 2020-1, 2.03%, 4/16/25	114
80,000	GM Financial Consumer Automobile Receivables Trust 2020-1, 2.18%, 5/16/25	83
105,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	116
240,000	GreatAmerica Leasing Receivables Funding LLC Series 2020-1 144A, 1.76%, 8/15/23 (c)	242
300,000	HPEFS Equipment Trust 144A, 0.69%, 7/22/30 (c)	301
180,000	Hyundai Auto Lease Securitization Trust 2020-A 144A, 2.00%, 12/15/23 (c)	184
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	133
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 2/01/22	205
115,000	Infor Inc. 144A, 1.45%, 7/15/23 (c)	116
410,392	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.88%, 3/17/37 (c)(d)	404
40,000	iStar Inc., 4.75%, 10/01/24	40
350,000	Jackson National Life Global Funding 144A, 3.30%, 2/01/22 (c)	363
270,000	John Deere Owner Trust 2020-B, 0.51%, 11/15/24	271
191,217	JP Morgan Mortgage Trust 2017-1 144A, 3.50%, 1/25/47 (c)(g)	194
379,404	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (c)(g)	382
240,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 1.56%, 1/15/23 (d)	240
410,000	Kubota Credit Owner Trust 2020-2 144A, 0.59%, 10/15/24 (c)	410
30,271	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (c)	30
350,000	Lennar Corp., 4.13%, 1/15/22	359
45,000	McDonald’s Corp., 3.30%, 7/01/25	50
380,000	Mercedes-Benz Auto Receivables Trust 2020-1, 0.55%, 2/18/25	382
235,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (c)	243
470,000	MMAF Equipment Finance LLC 2020-A 144A, 0.97%, 4/09/27 (c)	476
180,000	Morgan Stanley, (3 mo. LIBOR USD + 1.180%), 1.45%, 1/20/22 (d)	181
220,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (d)	236

Principal or Shares	Security Description	Value (000)

94,692	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 1.87%, 10/15/49 (c)(d)	$90
450,000	Mylan Inc. 144A, 3.13%, 1/15/23 (c)	476
250,000	National Securities Clearing Corp. 144A, 1.20%, 4/23/23 (c)	255
247,462	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (c)(g)	269
492,309	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (c)(g)	532
110,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (c)	117
200,000	Nissan Auto Lease Trust 2020-A, 1.88%, 4/15/25	205
212,760	NP SPE II LLC 144A, 2.86%, 11/19/49 (c)	213
18,000	Occidental Petroleum Corp., 2.60%, 8/13/21	18
50,000	Occidental Petroleum Corp., 2.70%, 8/15/22	48
130,000	Owl Rock Capital Corp., 4.25%, 1/15/26	130
380,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	381
295,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 2.70%, 11/01/24 (c)	311
480,000	PFS Financing Corp. 144A, 1.21%, 6/15/24 (c)	483
150,000	Protective Life Global Funding 144A, 1.08%, 6/09/23 (c)	152
130,000	Reliance Standard Life Global Funding II 144A, 2.15%, 1/21/23 (c)	133
465,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (c)	480
600,000	RELX Capital Inc., 3.50%, 3/16/23	643
150,158	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	110
110,000	Ryder System Inc., 2.88%, 6/01/22	114
190,000	Santander Drive Auto Receivables Trust 2020-2, 0.67%, 4/15/24	190
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	571
150,000	Santander Holdings USA Inc., 4.45%, 12/03/21	156
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (c)	183
290,000	Sirius XM Radio Inc. 144A, 4.63%, 7/15/24 (c)	306
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (c)	180
200,000	Southern California Edison Co., 1.85%, 2/01/22	200
215,000	Southwest Airlines Co., 4.75%, 5/04/23	226
125,000	Spirit AeroSystems Inc., (3 mo. LIBOR USD + 0.800%), 1.11%, 6/15/21 (d)	116
150,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (c)	152
128,865	STACR Trust 2018-DNA2 144A, (1 mo. LIBOR USD + 0.800%), 0.97%, 12/25/30 (c)(d)	129
286,452	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.82%, 4/25/43 (c)(d)	284
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 4/25/43 (c)(d)	230
150,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.67%, 2/25/47 (c)(d)	141
100,000	Starwood Property Trust Inc., 3.63%, 2/01/21	99
290,000	Synchrony Card Funding LLC, 2.34%, 6/15/25	299

4

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

40,000	Synchrony Financial, 2.85%, 7/25/22	$41
275,800	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (c)	286
55,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	58
810,000	U.S. Treasury Bill, 0.15%, 6/17/21 (f)	809
8,255,000	U.S. Treasury Note, 0.13%, 6/30/22	8,256
301,000	U.S. Treasury Note, 0.13%, 5/15/23	301
11,385,000	U.S. Treasury Note, 0.25%, 6/15/23	11,429
268,000	U.S. Treasury Note, 1.50%, 8/15/22 (h)(i)	276
225,000	Upjohn Inc. 144A, 1.13%, 6/22/22 (c)	227
170,000	VB-S1 Issuer LLC 144A, 3.03%, 6/15/50 (c)	176
250,000	Ventas Realty LP, 2.65%, 1/15/25	258
425,000	Volkswagen Group of America Finance LLC 144A, 2.90%, 5/13/22 (c)	441
7,605,183	Wells Fargo Commercial Mortgage Trust 2018-C46, 0.94%, 8/15/51 (g)	386
100,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	105
80,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (c)	82
510,000	Westlake Automobile Receivables Trust 2019-3 144A, 2.49%, 10/15/24 (c)	517
240,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (c)	242
290,000	Westlake Automobile Receivables Trust 2020-2 144A, 1.32%, 7/15/25 (c)	292
168,300	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (c)	174
160,000	WPX Energy Inc., 5.88%, 6/15/28	164

		57,548

Total Bonds (Cost - $95,758)		96,499

Principal or Shares	Security Description	Value (000)

Preferred Stock (1%)
19,900	Digital Realty Trust Inc., 6.35%
	(Cost - $ 499)	$505

Investment Company (1%)
591,590	Payden Cash Reserves Money Market Fund *
	(Cost - $ 592)	592

Total Investments (Cost - $ 96,849) (101%)		97,596
Liabilities in excess of Other Assets (-1%)		(561)

Net Assets (100%)		$97,035

*	Affiliated investment
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board. (d) Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.

(e)

All or a portion of these securities are on loan. At July 31, 2020, the total market value of the Fund’s securities on loan is $125 and the total market value of the collateral held by the Fund is $129. Amount in 000s.

(f)	Yield to maturity at time of purchase.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 4,028	EUR 3,569	Citibank, N.A.	09/23/2020	$(181)
USD 270	CLP 213,600	HSBC Bank USA, N.A.	10/19/2020	(13)

Net Unrealized Appreciation (Depreciation)				(194)

5	Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	135	Sep-20	$29,833	$ 29	$29

Short Contracts:
U.S. Treasury 10-Year Note Future	31	Sep-20	(4,342)	(44)	(44)
U.S. Treasury 5-Year Note Future	46	Sep-20	(5,802)	(34)	(34)

					(78)

Total Futures					$(49)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
3-Year Interest Rate Swap, Receive Fixed 1.5535% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	CAD 1,060	$16	—	$16
3-Year Interest Rate Swap, Receive Fixed 1.558% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	CAD 1,060	16	—	16
3-Year Interest Rate Swap, Receive Fixed 1.575% Semi-Annually, Pay Variable 0.575% (CDOR03 Index) Semi-Annually	08/30/2022	CAD 930	14	—	14

			$46		$46

6